SIGNIFICANT LOSS FROM DISASTER (Details) - TWD ($) $ in Billions	1 Months Ended	3 Months Ended
	Jan. 31, 2025	Jun. 30, 2024
Natural Disaster [Abstract]
Loss recognised from natural disaster	$ 5.3	$ 3.0